Equity (Tables)	12 Months Ended
Dec. 31, 2019
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Summary of Quarterly Distribution Of Interest On Capital

				Common Shares		Preferred Shares
Payment	Date of approval by the Board of Directors	Date of register	Date of Payment	Amount	Amount per Share	Amount	Amount per Share	Total Amount
1st payment of interest on capital	05.07.2019	05.21.2019	07.05.2019	187	0.0251	140	0.0251	327
2nd payment of interest on capital	08.01.2019	08.12.2019	10.04.2019	389	0.0522	293	0.0522	681
3 rd payment of interest on capital	10.24.2019	11.11.2019	02.07.2020	371	0.0499	279	0.0499	650
4 th payment of interest on capital	12.18.2019	12.26.2019	02.07.2020	—	—	580	0.1035	580
Indexation charges on paid anticipations				9	0.0012	7	0.0012	16
Complement of minimum mandatory dividends	02.19.2020	(**)	(**)	431	0.0580	1	0.0001	432

Total for 2019				1,387	0.1864	1,300	0.2320	2,687

Total for 2018				507	0.0681	1,343	0.2397	1,850

(*)
Amounts translated into U.S. dollar based on the exchange rate prevailing at the date of the approval, except for the complement of minimum mandatory dividends, based on the closing exchange rate at the date of the financial statements.

(**)	To be settled within 60 days after the Shareholder’s General Meeting.

Earnings (Losses) Per Share
34.8. Earnings per share

	2019			2018			2017
	Common	Preferred	Total	Common	Preferred	Total	Common	Preferred	Total
Net income attributable to shareholders of Petrobras	5,790	4,361	10,151	4,093	3,080	7,173	(52)	(39)	(91)
Continuing operations	4,369	3,291	7,660	3,750	2,822	6,572	(198)	(149)	(347)
Discontinued operations	1,421	1,070	2,491	343	258	601	146	110	256
Weighted average number of outstanding shares	7,442,454,142	5,602,042,788	13,044,496,930	7,442,454,142	5,602,042,788	13,044,496,930	7,442,454,142	5,602,042,788	13,044,496,930
Basic and diluted earnings (losses) per share - in U.S. dollars	0.78	0.78	0.78	0.55	0.55	0.55	(0.01)	(0.01)	(0.01)
Continuing operations	0.59	0.59	0.59	0.50	0.50	0.50	(0.03)	(0.03)	(0.03)
Discontinued operations	0.19	0.19	0.19	0.05	0.05	0.05	0.02	0.02	0.02
Basic and diluted earnings (losses) per ADS equivalent - in U.S. dollars (*)	1.56	1.56	1.56	1.10	1.10	1.10	(0.02)	(0.02)	(0.02)
Continuing operations	1.18	1.18	1.18	1.00	1.00	1.00	(0.06)	(0.06)	(0.06)
Discontinued operations	0.38	0.38	0.38	0.10	0.10	0.10	0.04	0.04	0.04

(*)	Petrobras’ ADSs are equivalent to two shares.